Other non-current liabilities and employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Cash and cash equivalents	0.00%	100.00%
Equity securities	0.00%	0.00%
Debt securities	0.00%	0.00%
Total	0.00%	100.00%